Vessels and subsidiaries, Time charter contracts (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 Vessel
Intangible assets [Abstract]
Carrying amount | $	$ 452	$ 1,430
Amortization period of intangible asset	6 months
Pledged assets [Abstract]
Number of vessels	27	27	27
Number of vessels pledged as collateral under the Company's secured credit facilities	22
Number of unencumbered vessels	5
DHT China Charter [Member]
Intangible assets [Abstract]
Carrying amount | $	$ 452	$ 1,430